Intangible Assets - Summary of Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 1,815,201
Ending balance	1,705,736	€ 1,815,201
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,863,528	1,697,282
Additions	795	1,814
Disposals	(5,175)	(5)
Transfers	482
Impact of foreign currency translation	(43,638)	164,437
Ending balance	1,815,992	1,863,528
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(48,327)	(11,491)
Amortization	(28,572)	(34,210)
Disposals	5,146
Impact of foreign currency translation	(38,504)	(2,626)
Ending balance	(110,257)	(48,327)
Brands and Trademarks
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,506,113
Ending balance	1,444,184	1,506,113
Brands and Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,506,113	1,383,480
Impact of foreign currency translation	(61,929)	122,633
Ending balance	1,444,184	1,506,113
Customer Relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance	305,010
Ending balance	257,787	305,010
Customer Relationships | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	345,732	304,191
Impact of foreign currency translation	(22,473)	41,541
Ending balance	323,259	345,732
Customer Relationships | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(40,722)	(10,767)
Amortization	(27,026)	(27,491)
Impact of foreign currency translation	2,276	(2,464)
Ending balance	(65,472)	(40,722)
Intangible Assets under Development and Prepayments
Disclosure of detailed information about intangible assets [line items]
Beginning balance	585
Ending balance	1,052	585
Intangible Assets under Development and Prepayments | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,731	4,329
Additions	716	1,407
Disposals	(5,175)	(5)
Transfers	(220)
Impact of foreign currency translation	0
Ending balance	1,052	5,731
Intangible Assets under Development and Prepayments | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(5,146)
Amortization		(5,146)
Disposals	5,146
Ending balance		(5,146)
Other Intangible Assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,493
Ending balance	2,713	3,493
Other Intangible Assets | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,952	5,282
Additions	79	407
Transfers	702
Impact of foreign currency translation	40,765	263
Ending balance	47,498	5,952
Other Intangible Assets | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(2,459)	(724)
Amortization	(1,546)	(1,573)
Impact of foreign currency translation	(40,780)	(162)
Ending balance	€ (44,785)	€ (2,459)